UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia – 1.0%
Newcrest Mining Ltd.	201,600	$8,791,184
Panaust Ltd.(a)	945,900	4,256,579

		13,047,763

Austria – 0.3%
Erste Group Bank AG	84,300	4,030,429

Belgium – 0.8%
Anheuser-Busch InBev NV	170,000	9,784,314

Brazil – 1.7%
Banco Bradesco SA - ADR(b)	361,800	6,957,414
Banco Bradesco SA, Preference Shares	229,300	4,360,226
BM&FBOVESPA SA	1,098,844	6,461,913
Cia de Saneamento Basico do Estado de Sao Paulo - ADR(b)	75,000	4,476,750

		22,256,303

British Virgin Islands – 0.1%
Arcos Dorados Holdings, Inc., Class A	73,500	1,724,310

Canada – 2.8%
Bankers Petroleum Ltd.(a)	780,000	4,898,216
First Quantum Minerals Ltd.	52,100	7,222,948
Manulife Financial Corp.	399,600	6,348,766
Petrominerales Ltd.	207,000	6,603,548
Suncor Energy, Inc.(b)	148,200	5,664,204
The Toronto-Dominion Bank	61,000	4,883,448

		35,621,130

China – 1.0%
China Construction Bank Corp., H Shares	9,377,900	7,546,364
China Merchants Bank Co. Ltd., H Shares	2,009,800	4,763,406
Lentuo International, Inc. - ADR(a)	170,900	1,069,834

		13,379,604

Denmark – 0.7%
Carlsberg A/S, Class B	55,200	5,422,205
Pandora A/S(c)	101,900	2,920,497

		8,342,702

France – 2.6%
BNP Paribas	77,480	5,024,896
Danone	77,200	5,503,974
LVMH Moet Hennessy Louis Vuitton SA	38,300	7,020,149
Technip SA	89,200	9,767,072
Unibail-Rodamco SE - REIT	24,826	5,526,922

		32,843,013

Germany – 6.4%
BASF SE	105,200	9,500,777
Bayerische Motoren Werke AG	101,100	10,107,197
Continental AG(a)	63,600	6,334,742
Fresenius Medical Care AG & Co. KGaA	82,700	6,346,998
K+S AG	114,400	9,127,677
Kabel Deutschland Holding AG(a)	145,300	8,178,549
Merck KGaA	78,400	8,367,343
Metro AG	88,100	4,863,128
SAP AG - ADR(b)	137,500	8,581,375
Volkswagen AG, Preference Shares	48,201	9,621,750

		81,029,536

Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc(a)	459,393	1,015,452

Hong Kong – 3.0%
AIA Group Ltd.(a)	1,974,600	7,252,693
Cheung Kong Holdings Ltd.	263,000	4,009,919
China Resources Enterprise Ltd.	1,696,300	7,354,252
China Unicom Hong Kong Ltd.	2,574,200	5,141,764
Hong Kong Exchanges and Clearing Ltd.	276,600	5,706,099
Wharf Holdings Ltd.	1,155,800	8,489,552

		37,954,279

India – 0.7%
ICICI Bank Ltd.	371,000	8,677,351

Indonesia – 0.5%
Adaro Energy Tbk PT	19,877,200	6,163,224

Ireland – 0.8%
Accenture Plc	122,000	7,215,080
WPP Plc	305,000	3,456,722

		10,671,802

Japan – 9.0%
Bridgestone Corp.	383,600	9,542,288
Daikin Industries Ltd.	237,500	8,425,223
Dena Co. Ltd.	134,500	6,697,007
Hino Motors Ltd.	1,231,700	7,641,979
ITOCHU Corp.	1,162,300	13,409,979
Japan Tobacco, Inc.	1,953	8,850,725
Marubeni Corp.	973,800	7,306,976
Mitsubishi Chemical Holdings Corp.	770,800	6,008,215
Nabtesco Corp.	337,000	8,560,629
ORIX Corp.	66,000	7,119,586
SMC Corp.	44,500	8,183,950
Softbank Corp.	213,300	8,329,446
Sumitomo Electric Industries Ltd.	550,100	8,212,105
Sumitomo Mitsui Financial Group, Inc.	185,400	5,832,491

		114,120,599

Malaysia – 0.5%
CIMB Group Holdings Bhd	2,148,800	5,980,590

Mexico – 0.8%
Fomento Economico Mexicano SAB de CV - ADR	78,500	5,681,045
Grupo Modelo SAB de CV, Series C	692,200	4,273,284

		9,954,329

Netherlands – 3.9%
Aegon NV(a)	859,500	4,918,719
Akzo Nobel NV	122,900	7,507,104
ASML Holding NV	179,800	6,405,200
Corio NV - REIT	41,100	2,505,795
ING Groep NV(a)	490,800	5,266,790
Royal Dutch Shell Plc, Class A - ADR(b)	221,600	16,300,896
VimpelCom Ltd. - ADR(b)	295,000	3,658,000
Yandex NV(b)	104,100	3,640,377

		50,202,881

Norway – 1.1%
DnB NOR ASA	401,500	5,838,658
Subsea 7 SA(a)	298,400	7,857,907

		13,696,565

Russia – 0.5%
Lukoil OAO - ADR	88,700	5,956,205

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Singapore – 0.4%
Straits Asia Resources Ltd.	1,948,900	$4,885,660

South Africa – 0.4%
Naspers Ltd., N Shares	94,800	5,073,532

South Korea – 5.0%
Dongbu Insurance Co. Ltd.	195,300	9,691,078
GS Engineering & Construction Corp.	68,787	7,767,225
Hyundai Engineering & Construction Co. Ltd.	148,509	12,170,806
Kia Motors Corp.	135,400	9,926,537
KT Corp. - ADR	301,500	5,957,640
Samsung Electronics Co. Ltd.	13,700	10,970,448
Samsung Life Insurance Co. Ltd.	70,800	6,704,495

		63,188,229

Spain – 0.8%
Telefonica SA	452,300	10,081,604

Switzerland – 4.0%
Adecco SA(a)	162,700	9,777,010
Cie Financiere Richemont SA	98,800	6,380,935
Julius Baer Group Ltd.(a)	76,400	3,246,168
Roche Holding AG	65,200	11,699,873
UBS AG(a)	207,400	3,423,874
Weatherford International Ltd.(a)(b)	266,900	5,850,448
Xstrata Plc	517,200	10,912,028

		51,290,336

Taiwan – 0.5%
First Financial Holding Co. Ltd.	7,691,360	6,374,903

Thailand – 1.7%
Bangkok Bank Public Co. Ltd.	1,118,600	6,611,958
Banpu Public Co. Ltd.	491,800	12,030,561
Banpu Public Co. Ltd. - NVDR	105,900	2,590,558

		21,233,077

United Kingdom – 5.4%
Afren Plc(a)	1,926,000	4,412,144
Antofagasta Plc	350,100	8,040,341
Barclays Plc - ADR(b)	490,800	7,146,048
Barratt Development Plc(a)	115,400	185,934
Bellway Plc	124,500	1,345,790
BG Group Plc	262,100	6,179,387
GlaxoSmithKline Plc	195,236	4,352,795
HSBC Holdings Plc	1,477,430	14,403,883
Kazakhmys Plc	205,200	4,507,805
Persimmon Plc	55,624	419,766
Taylor Wimpey Plc(a)	2,398,700	1,384,763
Tullow Oil Plc	218,300	4,385,604
Vodafone Group Plc - ADR(b)	400,300	11,248,430

		68,012,690

United States – 38.0%
Alcoa, Inc.(b)	360,900	5,316,057
Allergan, Inc.	104,700	8,513,157
American Electric Power Co., Inc.(b)	240,100	8,850,086
Ameriprise Financial, Inc.(b)	92,400	4,998,840
Apple, Inc.(b)	31,200	12,182,976
Applied Materials, Inc.(b)	332,800	4,100,096
AT&T Inc.(b)	271,400	7,941,164
Baxter International, Inc.(b)	125,000	7,271,250
Bristol-Myers Squibb Co.(b)	224,600	6,437,036
Broadcom Corp., Class A(a)(b)	144,300	5,349,201
Celgene Corp.(a)	53,300	3,160,690
Cisco Systems, Inc.(b)	185,000	2,954,450
Citigroup, Inc.(b)	291,790	11,187,229
Clorox Co.(b)	65,300	4,674,827
Comcast Corp., Class A(b)	471,500	11,325,430
Comerica, Inc.(b)	160,000	5,124,800
ConAgra Foods, Inc.(b)	257,400	6,592,014
Corning, Inc.(b)	455,000	7,239,050
CVS Caremark Corp.(b)	177,900	6,466,665
Darden Restaurants, Inc.	132,400	6,725,920
Dover Corp.	188,500	11,398,595
The Dow Chemical Co.	203,200	7,085,584
eBay, Inc.(a)(b)	217,200	7,113,300
EMC Corp.(a)(b)	238,800	6,227,904
Exelon Corp.	175,000	7,712,250
Exxon Mobil Corp.	257,800	20,569,862
F5 Networks, Inc.(a)(b)	64,700	6,048,156
Federal Realty Investment Trust - REIT	78,300	6,838,722
FedEx Corp.(b)	122,400	10,634,112
Freeport-McMoRan Copper & Gold, Inc.(b)	123,500	6,540,560
General Electric Co.(b)	603,600	10,810,476
Google, Inc., Class A(a)(b)	26,800	16,178,892
Halliburton Co.(b)	156,200	8,548,826
Henry Schein, Inc.(a)	98,000	6,513,080
HJ Heinz Co.	160,800	8,464,512
Huntsman Corp.(b)	309,700	5,915,270
Johnson & Johnson(b)	102,200	6,621,538
JPMorgan Chase & Co.(b)	333,000	13,469,850
KeyCorp(b)	631,000	5,073,240
Laboratory Corp. of America Holdings(a)(b)	40,000	3,630,400
Las Vegas Sands Corp.(a)(b)	167,800	7,916,804
Liberty Global, Inc., Class A(a)(b)	211,400	8,836,520
Merck & Co., Inc.(b)	183,400	6,259,442
MetLife, Inc.(b)	193,400	7,970,014
National Oilwell Varco, Inc.(b)	76,500	6,163,605
News Corp., Class A(b)	421,400	6,750,828
NII Holdings, Inc.(a)(b)	104,400	4,421,340
NIKE, Inc., Class B(b)	84,800	7,644,720
Norfolk Southern Corp.(b)	126,900	9,606,330
Occidental Petroleum Corp.(b)	95,500	9,376,190
PepsiCo, Inc.(b)	210,600	13,486,824
Pfizer, Inc.(b)	319,200	6,141,408
PPL Corp.(b)	273,000	7,616,700
The Procter & Gamble Co.(b)	193,000	11,867,570
Rowan Cos., Inc.(a)(b)	218,400	8,554,728
Schlumberger Ltd.(b)	111,600	10,085,292
Sprint Nextel Corp.(a)(b)	929,900	3,933,477
SPX Corp.	135,000	10,157,400
Stanley Black & Decker, Inc.	86,600	5,695,682
Stillwater Mining Co.(a)	22,400	342,720
Terex Corp.(a)(b)	47,900	1,063,859
Texas Instruments, Inc.(b)	206,300	6,137,425
Verizon Communications, Inc.(b)	170,400	6,013,416
Whole Foods Market, Inc.(b)	72,200	4,815,737

		482,664,098

Total Common Stocks – 94.5%		1,199,256,510

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Shares	Value
Exchange-Traded Funds
iShares MSCI EAFE Index Fund(b)(d)	95,000	$5,571,750
iShares MSCI Emerging Markets Index Fund(b)(d)	262,000	12,353,300

Total Exchange-Traded Funds – 1.4%		17,925,050

Rights – 0.0%
Taiwan – 0.0%
First Financial Holding Co. Ltd., Expires 09/09/2011	672,181	79,257

Total Long Term Investments (Cost – $1,177,659,862) – 95.9%		1,217,260,817

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06%(d)(e)	60,573,779	60,573,779
BlackRock Liquidity Series, LLC Money Market Series, 0.09%(d)(e)(f)	$841,500	841,500

Total Short-Term Securities (Cost – $61,415,279) – 4.8%		61,415,279

Total Investments Before Outstanding Options Written (Cost – $1,239,075,141*) – 100.7%		1,278,676,096

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.6)%
Alcoa, Inc.:
Strike Price USD 15, Expires 8/22/11	1,000	(36,500)
Strike Price USD 16, Expires 9/19/11	1,000	(27,000)
American Electric Power Co., Inc.:
Strike Price USD 38, Expires 8/22/11	1,320	(9,900)
Strike Price USD 38, Expires 9/19/11	100	(2,500)
Ameriprise Financial, Inc., Strike Price USD 60, Expires 8/22/11	510	(10,200)
Apple, Inc.:
Strike Price USD 375, Expires 8/22/11	170	(351,050)
Strike Price USD 335, Expires 8/22/11	85	(482,375)
Applied Materials, Inc.:
Strike Price USD 13, Expires 8/22/11	915	(14,182)
Strike Price USD 12.75, Expires 9/08/11	915	(31,125)
AT&T Inc., Strike Price USD 31, Expires 8/22/11	1,550	(10,075)
Banco Bradesco SA - ADR, Strike Price USD 19, Expires 8/22/11	950	(69,350)
Barclays Plc - ADR, Strike Price USD 15, Expires 8/22/11	500	(31,250)
Baxter International, Inc., Strike Price USD 59, Expires 8/22/11	330	(26,559)
Bristol-Myers Squibb Co., Strike Price USD 30, Expires 9/19/11	50	(1,600)
Broadcom Corp., Class A, Strike Price USD 34, Expires 8/22/11	795	(276,262)
Cia Saneamento Basico De - ADR, Strike Price USD 60, Expires 8/22/11	415	(59,138)
Cisco Systems, Inc., Strike Price USD 19, Expires 10/24/11	1,850	(28,675)
Citigroup, Inc.:
Strike Price USD 40, Expires 8/22/11	290	(19,575)
Strike Price USD 39, Expires 8/22/11	1,030	(107,635)
Strike Price USD 42, Expires 9/19/11	285	(20,805)
Clorox Co.:
Strike Price USD 70, Expires 8/22/11	37	(9,065)
Strike Price USD 75, Expires 9/19/11	340	(32,300)
Comcast Corp.:
Strike Price USD 25, Expires 8/22/11	715	(26,812)
Strike Price USD 26, Expires 9/19/11	100	(3,300)
Comerica, Inc.:
Strike Price USD 35, Expires 8/22/11	440	(4,180)
Strike Price USD 36, Expires 8/22/11	440	(2,420)
ConAgra Foods, Inc., Strike Price USD 27, Expires 9/19/11	1,420	(42,600)
Corning, Inc.:
Strike Price USD 18, Expires 8/22/11	1,000	(6,500)
Strike Price USD 17, Expires 8/22/11	690	(12,075)
Strike Price USD 18, Expires 9/19/11	810	(11,745)
CVS Caremark Corp., Strike Price USD 38, Expires 8/22/11	980	(40,180)
eBay, Inc.:
Strike Price USD 30, Expires 8/22/11	590	(179,950)
Strike Price USD 33, Expires 8/22/11	505	(48,480)
Strike Price USD 32, Expires 8/22/11	100	(15,250)
EMC Corp.:
Strike Price USD 26, Expires 8/22/11	980	(76,930)
Strike Price USD 28, Expires 8/22/11	330	(4,455)
F5 Networks, Inc., Strike Price USD 105, Expires 9/19/11	355	(84,490)
FedEx Corp., Strike Price USD 92.25, Expires 8/26/11	675	(47,023)
Freeport-McMoRan Copper & Gold, Inc.:
Strike Price USD 50, Expires 8/22/11	335	(132,325)
Strike Price USD 55, Expires 8/22/11	330	(39,930)
Strike Price USD 60, Expires 9/19/11	60	(4,560)
General Electric Co., Strike Price USD 19, Expires 8/22/11	1,110	(15,540)
Google, Inc., Class A:
Strike Price USD 500, Expires 8/22/11	75	(789,375)
Strike Price USD 600, Expires 9/19/11	72	(184,320)
Halliburton Co.:
Strike Price USD 57.50, Expires 8/22/11	50	(4,475)
Strike Price USD 55, Expires 8/22/11	860	(159,960)
Huntsman Corp.:
Strike Price USD 20, Expires 8/22/11	1,700	(76,500)
Strike Price USD 21, Expires 9/19/11	100	(4,000)
iShares MSCI EAFE Index Fund, Strike Price USD 59, Expires 8/22/11	950	(129,200)
iShares MSCI Emerging Markets Index Fund, Strike Price USD 48, Expires 8/22/11	2,620	(230,560)
Johnson & Johnson, Strike Price USD 67, Expires 8/22/11	560	(12,821)
JPMorgan Chase & Co.:
Strike Price USD 42, Expires 8/22/11	915	(56,730)
Strike Price USD 43, Expires 9/19/11	920	(71,760)
KeyCorp, Strike Price USD 8.50, Expires 8/12/11	1,750	(8,922)
Laboratory Corp. of America Holdings:
Strike Price USD 97.50, Expires 8/22/11	20	(500)
Strike Price USD 100, Expires 8/22/11	200	(2,500)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Las Vegas Sands Corp., Strike Price USD 48, Expires 9/19/11	930	$(219,945)
Liberty Global, Inc., Class A:
Strike Price USD 44, Expires 8/22/11	295	(22,862)
Strike Price USD 43, Expires 8/22/11	295	(31,712)
Strike Price USD 41, Expires 8/22/11	570	(109,725)
Merck & Co., Inc., Strike Price USD 36, Expires 8/22/11	1,000	(7,973)
MetLife, Inc., Strike Price USD 42, Expires 8/22/11	1,065	(111,292)
National Oilwell Varco, Inc., Strike Price USD 75, Expires 8/22/11	585	(390,488)
News Corp., Class A:
Strike Price USD 16, Expires 8/22/11	1,020	(71,400)
Strike Price USD 17, Expires 8/22/11	1,300	(39,000)
NII Holdings, Inc.:
Strike Price USD 42, Expires 8/22/11	285	(39,188)
Strike Price USD 43, Expires 8/22/11	285	(24,938)
NIKE, Inc., Class B, Strike Price USD 92.50, Expires 9/19/11	470	(97,290)
Norfolk Southern Corp., Strike Price USD 72.50, Expires 8/22/11	700	(269,500)
Occidental Petroleum Corp., Strike Price USD 110, Expires 8/22/11	360	(9,180)
PepsiCo, Inc.:
Strike Price USD 70, Expires 8/22/11	330	(1,155)
Strike Price USD 67.50, Expires 9/19/11	830	(21,165)
Pfizer, Inc., Strike Price USD 20, Expires 8/22/11	920	(15,180)
PPL Corp.:
Strike Price USD 27.85, Expires 8/22/11	750	(32,145)
Strike Price USD 27.85, Expires 9/06/11	750	(36,746)
The Procter & Gamble Co., Strike Price USD 65, Expires 8/22/11	1,070	(12,840)
Rowan Companies, Inc.:
Strike Price USD 37, Expires 8/22/11	600	(172,500)
Strike Price USD 39, Expires 8/22/11	600	(96,000)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 70, Expires 8/22/11	300	(111,000)
Strike Price USD 75, Expires 9/19/11	50	(6,000)
SAP AG - ADR:
Strike Price USD 61.50, Expires 8/02/11	190	(22,460)
Strike Price USD 61, Expires 8/12/11	380	(82,131)
Strike Price USD 60, Expires 8/22/11	185	(63,825)
Strike Price USD 65, Expires 8/22/11	30	(2,250)
Schlumberger Ltd.:
Strike Price USD 90, Expires 8/22/11	310	(94,550)
Strike Price USD 90, Expires 9/19/11	310	(134,850)
Sprint Nextel Corp., Strike Price USD 5.50, Expires 8/22/11	5,115	(10,230)
Suncor Energy, Inc.:
Strike Price USD 41, Expires 8/22/11	105	(3,360)
Strike Price USD 40, Expires 8/22/11	610	(33,550)
Strike Price USD 41, Expires 9/19/11	105	(8,348)
Terex Corp., Strike Price USD 28, Expires 8/22/11	265	(2,650)
Texas Instruments, Inc., Strike Price USD 32, Expires 8/22/11	840	(11,760)
Verizon Communications, Inc., Strike Price USD 38, Expires 8/22/11	940	(3,760)
VimpelCom Ltd. - ADR, Strike Price USD 13.50, Expires 8/22/11	810	(5,475)
Vodafone Group Plc - ADR:
Strike Price USD 27, Expires 8/22/11	980	(132,300)
Strike Price USD 26, Expires 8/29/11	1,220	(256,200)
Weatherford International Ltd.:
Strike Price USD 20, Expires 8/22/11	150	(32,625)
Strike Price USD 18, Expires 8/22/11	1,970	(792,925)
Whole Foods Market, Inc., Strike Price USD 65, Expires 8/22/11	575	(179,688)
Yandex NV:
Strike Price USD 34, Expires 8/22/11	290	(70,325)
Strike Price USD 36, Expires 8/22/11	300	(42,000)
Strike Price USD 38, Expires 9/19/11	30	(4,725)

Total Exchange-Traded Call Options Written		(8,126,700)

Exchange-Traded Put Options Written – (0.0)%
Cisco Systems, Inc., Strike Price USD 16, Expires 10/24/11	1,850	(185,925)

Over-the-Counter Call Options Written – (0.9)%
Accenture Plc, Strike Price USD 60.22, Expires 9/09/11, Broker Deutsche Bank Securities Corp.	67,000	(99,602)
Adecco SA, Strike Price CHF 51.01, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	89,500	(86,373)
Aegon NV:
Strike Price EUR 4.50, Expires 8/03/11, Broker UBS Securities LLC	266,200	(604)
Strike Price EUR 4.29, Expires 9/06/11, Broker Societe General Securities Corp.	206,000	(19,930)
Afren Plc:
Strike Price GBP 1.48, Expires 8/03/11, Broker Societe General Securities Corp.	554,000	(382)
Strike Price GBP 1.64, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	505,400	(713)
AIA Group Ltd., Strike Price HKD 27.38, Expires 8/02/11, Broker BNP Paribas	1,392,000	(228,435)
Akzo Nobel NV, Strike Price EUR 42.30, Expires 9/13/11, Broker Societe General Securities Corp.	67,000	(132,944)
Allergan, Inc.:
Strike Price USD 82.17, Expires 8/12/11, Broker Deutsche Bank Securities Corp.	34,000	(40,085)
Strike Price USD 84.39, Expires 9/12/11, Broker Deutsche Bank Securities Corp.	23,500	(33,845)
Anheuser-Busch InBev NV, Strike Price EUR 40.21, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	93,500	(46,270)
Antofagasta Plc:
Strike Price GBP 14.26, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	100,000	(55,902)
Strike Price GBP 14.26, Expires 9/06/11, Broker Morgan Stanley & Co., Inc.	100,000	(84,982)
ASML Holding NV, Strike Price EUR 26.19, Expires 9/21/11, Broker Citigroup Global Markets, Inc.	99,000	(69,135)

4	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Banco Bradesco SA - ADR:
Strike Price BRL 30.53, Expires 8/25/11, Broker Credit Suisse First Boston	126,000	$(26,726)
Strike Price USD 19.79, Expires 8/29/11, Broker Goldman Sachs & Co.	104,000	(39,657)
Bankers Petroleum Ltd.:
Strike Price CAD 7, Expires 8/22/11, Broker T.D. Securities	2,150	(7,876)
Strike Price CAD 7.50, Expires 8/22/11, Broker T.D. Securities	1,070	(3,360)
Strike Price CAD 6.12, Expires 9/08/11, Broker Deutsche Bank Securities Corp.	107,000	(35,470)
Barclays Plc - ADR:
Strike Price USD 16.93, Expires 8/05/11, Broker Credit Suisse First Boston	110,000	(117)
Strike Price USD 17.10, Expires 8/05/11, Broker Credit Suisse First Boston	110,000	(67)
BASF SE, Strike Price EUR 65.45, Expires 8/03/11, Broker UBS Securities LLC	57,900	(11,433)
Baxter International, Inc., Strike Price USD 60.33, Expires 9/12/11, Broker UBS Securities LLC	36,000	(27,443)
Bayerische Motoren Werke AG:
Strike Price EUR 68.30, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	7,500	(19,977)
Strike Price EUR 72, Expires 8/19/11, Broker Morgan Stanley & Co., Inc.	40	(7,048)
Strike Price EUR 71.54, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	46,100	(123,425)
Bellway Plc:
Strike Price GBP 7.09, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	38,000	(29)
Strike Price GBP 7.21, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	30,500	(520)
BG Group Plc, Strike Price GBP 14.42, Expires 9/06/11, Broker Societe General Securities Corp.	144,200	(105,319)
BM&FBOVESPA SA:
Strike Price BRL 10.55, Expires 8/11/11, Broker Credit Suisse First Boston	504,500	(378)
Strike Price BRL 10.04, Expires 9/14/11, Broker Credit Suisse First Boston	100,000	(7,262)
BNP Paribas, Strike Price EUR 47.65, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	43,000	(92,070)
Bridgestone Corp., Strike Price JPY 1,835.17, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	211,000	(244,554)
Bristol-Myers Squibb Co., Strike Price USD 29.50, Expires 8/25/11, Broker Morgan Stanley & Co., Inc.	123,500	(27,562)
Bwin.Party Digital Entertainment Plc, Strike Price GBP 1.50, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	253,000	(13,441)
Carlsberg A/S, Class B, Strike Price DKK 556.03, Expires 8/03/11, Broker UBS Securities LLC	30,400	–
Celgene Corp., Strike Price USD 60.44, Expires 9/14/11, Broker Goldman Sachs & Co.	29,500	(53,489)
Cheung Kong Holdings Ltd.:
Strike Price HKD 110.09, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	145,000	(164,590)
Strike Price HKD 111.10, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	118,000	(118,840)
China Construction Bank Corp., H Shares, Strike Price HKD 6.48, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	5,158,000	(48,861)
China Merchants Bank Co. Ltd., H Shares, Strike Price HKD 18.96, Expires 8/16/11, Broker JPMorgan Chase Securities	1,105,500	(35,871)
China Resources Enterprise Ltd.:
Strike Price HKD 30.45, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	590,000	(253,102)
Strike Price HKD 33.44, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	344,000	(48,531)
China Unicom Hong Kong Ltd., Strike Price HKD 15.39, Expires 8/02/11, Broker BNP Paribas	1,416,000	(62,640)
Cie Financiere Richemont SA:
Strike Price CHF 56, Expires 8/19/11, Broker UBS Securities LLC	50	(577)
Strike Price CHF 53.43, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	49,400	(59,281)
CIMB Group Holdings Bhd, Strike Price MYR 9.06, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	1,611,000	(16)
Comcast Corp., Strike Price USD 24, Expires 8/08/11, Broker Barclays Capital, Inc.	188,000	(85,566)
Continental AG, Strike Price EUR 68.26, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	35,000	(98,844)
Corio NV - REIT, Strike Price EUR 43.48, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	22,600	(18,138)
Daikin Industries Ltd., Strike Price JPY 2,916.88, Expires 8/16/11, Broker BNP Paribas	130,000	(17,734)
Danone:
Strike Price EUR 53.10, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	38,500	(1,611)
Strike Price EUR 52, Expires 8/19/11, Broker UBS Securities LLC	50	(2,002)
Darden Restaurants, Inc., Strike Price USD 53.78, Expires 8/11/11, Broker Citigroup Global Markets, Inc.	71,800	(9,378)
Dena Co. Ltd., Strike Price JPY 3,464.69, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	74,000	(354,956)
DnB NOR ASA, Strike Price NOK 79.61, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	221,000	(42,567)
Dover Corp., Strike Price USD 62.72, Expires 8/08/11, Broker Goldman Sachs & Co.	104,000	(40,942)
The Dow Chemical Co., Strike Price USD 35.14, Expires 8/03/11, Broker Goldman Sachs & Co.	112,000	(38,726)

JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Erste Group Bank AG, Strike Price EUR 34.35, Expires 8/03/11, Broker UBS Securities LLC	46,400	$(10,922)
Exelon Corp., Strike Price USD 43.10, Expires 9/09/11, Broker Deutsche Bank Securities Corp.	96,500	(137,282)
Exxon Mobil Corp.:
Strike Price USD 79.80, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	85,000	(51,133)
Strike Price USD 83.37, Expires 9/09/11, Broker Morgan Stanley & Co., Inc.	57,000	(46,718)
Federal Realty Investment Trust, Strike Price USD 87.60, Expires 8/08/11, Broker UBS Securities LLC	43,000	(52,091)
First Financial Holding Co. Ltd., Strike Price TWD 21.92, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	4,312,822	(97,944)
First Quantum Minerals Ltd., Strike Price CAD 135, Expires 8/22/11, Broker T.D. Securities	285	(172,262)
Fomento Economico Mexicano SAB de CV - ADR:
Strike Price USD 63.27, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	16,000	(145,648)
Strike Price USD 73.02, Expires 8/30/11, Broker Goldman Sachs & Co.	27,000	(38,456)
Fresenius Medical Care AG & Co. KGaA:
Strike Price EUR 51.02, Expires 8/04/11, Broker UBS Securities LLC	11,200	(39,095)
Strike Price EUR 55.31, Expires 9/13/11, Broker UBS Securities LLC	34,300	(36,351)
General Electric Co.:
Strike Price USD 18.90, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	111,000	(23,366)
Strike Price USD 19.06, Expires 9/08/11, Broker UBS Securities LLC	110,000	(22,756)
GlaxoSmithKline Plc, Strike Price GBP 13.66, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	108,000	(26,201)
Grupo Modelo SAB de CV, Series C:
Strike Price MXN 71.74, Expires 8/04/11, Broker Deutsche Bank Securities Corp.	127,000	(12,029)
Strike Price MXN 70.66, Expires 8/11/11, Broker Credit Suisse First Boston	127,000	(23,845)
Strike Price MXN 73.21, Expires 9/14/11, Broker Banc of America Securities	127,000	(18,414)
GS Engineering & Construction Corp., Strike Price KRW 129,603.20, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	41,800	(28,850)
Henry Schein, Inc., Strike Price USD 73.82, Expires 9/09/11, Broker Deutsche Bank Securities Corp.	54,000	(18,835)
HJ Heinz Co., Strike Price USD 54, Expires 8/18/11, Broker Goldman Sachs & Co.	88,500	(12,301)
Hong Kong Exchanges and Clearing Ltd., Strike Price HKD 164.13, Expires 8/16/11, Broker JPMorgan Chase Securities	152,000	(32,468)
HSBC Holdings Plc:
Strike Price GBP 6.12, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	225,000	(3,473)
Strike Price GBP 6.29, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	588,000	(15,365)
Hyundai Engineering & Construction Co. Ltd.:
Strike Price KRW 85,223.80, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	64,200	(106,653)
Strike Price KRW 85,951, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	27,700	(34,310)
ING Groep NV:
Strike Price EUR 8.05, Expires 8/03/11, Broker UBS Securities LLC	137,600	(2,452)
Strike Price EUR 8.01, Expires 9/06/11, Broker Societe General Securities Corp.	132,000	(35,170)
ITOCHU Corp., Strike Price JPY 827.90, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	639,000	(501,383)
Japan Tobacco, Inc., Strike Price JPY 309,795.15, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	1,070	(544,974)
Julius Baer Group Ltd., Strike Price CHF 33.90, Expires 8/03/11, Broker Deutsche Bank Securities Corp.	42,000	(12,834)
K+S AG, Strike Price EUR 52.68, Expires 8/04/11, Broker UBS Securities LLC	63,000	(259,782)
Kabel Deutschland Holding AG:
Strike Price EUR 43.53, Expires 8/03/11, Broker UBS Securities LLC	36,200	(9)
Strike Price EUR 42.76, Expires 8/25/11, Broker Barclays Capital, Inc.	29,700	(8,940)
Strike Price EUR 39.60, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	14,000	(28,177)
Kazakhmys Plc, Strike Price GBP 13.60, Expires 9/13/11, Broker UBS Securities LLC	113,000	(106,267)
KeyCorp, Strike Price USD 8.09, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	175,000	(45,500)
Kia Motors Corp., Strike Price KRW 68,888.06, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	74,500	(601,650)
KT Corp. - ADR:
Strike Price USD 18.33, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	43,000	(61,404)
Strike Price USD 18.70, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	51,500	(56,828)
Strike Price USD 19.13, Expires 8/30/11, Broker Deutsche Bank Securities Corp.	71,000	(65,878)
Lukoil OAO - ADR:
Strike Price USD 63.13, Expires 8/04/11, Broker Morgan Stanley & Co., Inc.	33,200	(121,844)
Strike Price USD 65.75, Expires 9/13/11, Broker UBS Securities LLC	15,600	(42,639)

6	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
LVMH Moet Hennessy Louis Vuitton SA:
Strike Price EUR 130, Expires 8/19/11, Broker Morgan Stanley & Co., Inc.	65	$(20,231)
Strike Price EUR 129.53, Expires 9/13/11, Broker Societe General Securities Corp.	14,600	(73,494)
Manulife Financial Corp., Strike Price CAD 16, Expires 8/22/11, Broker T.D. Securities	2,200	(39,144)
Marubeni Corp., Strike Price JPY 537.75, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	535,000	(283,183)
Merck KGaA:
Strike Price EUR 74.58, Expires 8/03/11, Broker UBS Securities LLC	37,000	(22,616)
Strike Price EUR 77.74, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	9,800	(10,974)
Metro AG, Strike Price EUR 39.94, Expires 9/06/11, Broker Societe General Securities Corp.	48,500	(47,223)
Mitsubishi Chemical Holdings Corp., Strike Price JPY 567.06, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	424,000	(191,085)
Nabtesco Corp., Strike Price JPY 2,033.94, Expires 8/16/11, Broker UBS Securities LLC	185,000	(49,105)
Naspers Ltd., N Shares, Strike Price ZAR 381.78, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	52,100	(18,382)
Newcrest Mining Ltd., Strike Price AUD 37.44, Expires 8/16/11, Broker Citigroup Global Markets, Inc.	111,000	(293,700)
Occidental Petroleum Corp., Strike Price USD 107.19, Expires 9/06/11, Broker Goldman Sachs & Co.	16,500	(16,224)
ORIX Corp., Strike Price JPY 7,683.66, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	36,500	(297,680)
Panaust Ltd., Strike Price AUD 3.97, Expires 9/07/11, Broker Citigroup Global Markets, Inc.	520,300	(172,167)
Pandora A/S:
Strike Price DKK 162.06, Expires 8/03/11, Broker UBS Securities LLC	11,300	(2,441)
Strike Price DKK 161.61, Expires 9/13/11, Broker UBS Securities LLC	44,800	(90,042)
Petrominerales Ltd.:
Strike Price CAD 29.31, Expires 8/11/11, Broker Deutsche Bank Securities Corp.	69,000	(119,000)
Strike Price CAD 28, Expires 9/19/11, Broker T.D. Securities	450	(163,666)
Pfizer, Inc., Strike Price USD 21.50, Expires 8/04/11, Broker Deutsche Bank Securities Corp.	92,000	(12)
Roche Holding AG, Strike Price CHF 137.29, Expires 9/06/11, Broker UBS Securities LLC	36,000	(229,248)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 72.91, Expires 8/24/11, Broker Morgan Stanley & Co., Inc.	66,000	(117,580)
Strike Price USD 71.58, Expires 9/01/11, Broker Goldman Sachs & Co.	26,000	(71,107)
Samsung Electronics Co. Ltd., Strike Price KRW 856,422.43, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	7,500	(29,274)
SMC Corp., Strike Price JPY 14,277.50, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	24,500	(95,879)
Softbank Corp., Strike Price JPY 3,065.10, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	118,000	(21,857)
SPX Corp., Strike Price USD 81.45, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	74,500	(35,992)
Stanley Black & Decker, Inc., Strike Price USD 73.43, Expires 8/18/11, Broker Citigroup Global Markets, Inc.	47,700	(3,594)
Straits Asia Resources Ltd., Strike Price SGD 3.11, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	1,508,000	(122,037)
Subsea 7 SA:
Strike Price NOK 140.50, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	140,500	(117,741)
Strike Price NOK 142.29, Expires 9/06/11, Broker Morgan Stanley & Co., Inc.	24,000	(22,930)
Sumitomo Electric Industries Ltd., Strike Price JPY 1,136.91, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	305,000	(70,559)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 2,451.27, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	102,000	(49,377)
Taylor Wimpey Plc, Strike Price GBP 0.37, Expires 8/03/11, Broker Societe General Securities Corp.	1,319,000	(4,624)
Technip SA:
Strike Price EUR 70.42, Expires 8/04/11, Broker UBS Securities LLC	20,100	(167,117)
Strike Price EUR 76.61, Expires 9/13/11, Broker Societe General Securities Corp.	29,000	(104,968)
Telefonica SA:
Strike Price EUR 16.37, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	124,000	(9)
Strike Price EUR 16.62, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	124,500	(2,006)
Texas Instruments, Inc., Strike Price USD 31.17, Expires 9/13/11, Broker Credit Suisse First Boston	30,000	(13,184)
The Toronto-Dominion Bank, Strike Price CAD 78.91, Expires 8/26/11, Broker Deutsche Bank Securities Corp.	33,500	(19,794)
Tullow Oil Plc, Strike Price GBP 12.30, Expires 8/04/11, Broker Credit Suisse First Boston	120,000	(27,936)
UBS AG, Strike Price CHF 14.05, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	115,000	(38,204)
Unibail-Rodamco SE - REIT, Strike Price EUR 155.61, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	18,700	(23,403)
VimpelCom Ltd. - ADR:
Strike Price USD 13.31, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	41,000	(2,024)
Strike Price USD 12.12, Expires 9/08/11, Broker Deutsche Bank Securities Corp.	40,000	(18,767)
Volkswagen AG, Preference Shares, Strike Price EUR 149.53, Expires 9/06/11, Broker Morgan Stanley & Co., Inc.	26,500	(84,090)

JULY 31, 2011	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (concluded)
Wharf Holdings Ltd., Strike Price HKD 52.71, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	636,000	$(372,718)
WPP Plc, Strike Price GBP 7.45, Expires 9/06/11, Broker Societe General Securities Corp.	168,000	(15,599)
Xstrata Plc:
Strike Price GBP 12.74, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	37,000	(17,331)
Strike Price GBP 14, Expires 8/19/11, Broker UBS Securities LLC	80	(9,533)
Strike Price GBP 13.98, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	190,000	(46,699)

Total Over-the-Counter Call Options Written		(10,817,247)

Over-the-Counter Put Options Written – (0.0)%
Xstrata Plc, Strike Price GBP 13.50, Expires 8/19/11, Broker UBS Securities LLC	44	(61,095)

Total Options Written (Premiums Received – $19,936,410) – (1.5)%		(19,190,967)

Total Investments Net of Outstanding Options Written – 99.2%		1,259,485,129
Other Assets Less Liabilities – 0.8%		10,424,871

Net Assets – 100.0%		$1,269,910,000

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,252,447,187

Gross unrealized appreciation	$83,060,227
Gross unrealized depreciation	(56,831,318)

Net unrealized appreciation	$26,228,909

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Net Activity	Shares/ Beneficial Interest Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	42,426,566	18,147,213	60,573,779	$188	$29,794
iShares MSCI EAFE Index Fund	–	95,000	95,000	–	$108,394
iShares MSCI Emerging Markets Index Fund	–	262,000	262,000	$30,109	$201,128
BlackRock Liquidity Series, LLC Money Market Series	–	$841,500	$841,500	–	$6,542

(e)	Represents the current yield as of report date.
(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	714,083	EUR	496,000	Deutsche Bank Securities Corp.	8/03/11	$1,426
USD	80,716	HKD	629,000	UBS Securities LLC	8/02/11	10

Total						$1,436

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

8	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$13,047,763	–	$13,047,763
Austria	–	4,030,429	–	4,030,429
Belgium	–	9,784,314	–	9,784,314
Brazil	$22,256,303	–	–	22,256,303
British Virgin
Islands	1,724,310	–	–	1,724,310
Canada	35,621,130	–	–	35,621,130
China	1,069,834	12,309,770	–	13,379,604
Denmark	2,920,497	5,422,205	–	8,342,702
France	–	32,843,013	–	32,843,013
Germany	8,581,375	72,448,161	–	81,029,536
Gibraltar	–	1,015,452	–	1,015,452
Hong Kong	–	37,954,279	–	37,954,279
India	–	8,677,351	–	8,677,351
Indonesia	–	6,163,224	–	6,163,224
Ireland	7,215,080	3,456,722	–	10,671,802
Japan	–	114,120,599	–	114,120,599
Malaysia	–	5,980,590	–	5,980,590
Mexico	9,954,329	–	–	9,954,329
Netherlands	23,599,273	26,603,608	–	50,202,881
Norway	–	13,696,565	–	13,696,565
Russia	5,956,205	–	–	5,956,205
Singapore	–	4,885,660	–	4,885,660
South Africa	–	5,073,532	–	5,073,532
South Korea	5,957,640	57,230,589	–	63,188,229
Spain	–	10,081,604	–	10,081,604
Switzerland	5,850,448	45,439,888	–	51,290,336
Taiwan	6,374,903	–	–	6,374,903
Thailand	–	21,233,077	–	21,233,077
United Kingdom	18,394,478	49,618,212	–	68,012,690
United States	482,664,098	–	–	482,664,098
Exchange-Traded Funds	17,925,050	–	–	17,925,050
Rights	79,257	–	–	79,257
Short-Term Securities	60,573,779	841,500	–	61,415,279

Total	$716,717,989	$561,958,107	–	$1,278,676,096

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,436	–	–	$1,436
Liabilities:
Equity contracts	(8,129,353)	$(11,061,614)	–	(19,190,967)

Total	$(8,127,917)	$(11,061,614)	–	$(19,189,531)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

JULY 31, 2011	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global Opportunities Equity Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global Opportunities Equity Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global Opportunities Equity Trust

Date: September 26, 2011